Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($) $ in Millions	Taxes	Royalties	Total Payments
Total	$ 319.7	$ 1.5	$ 321.2
CA-NS/sand/gravel/stone/Open Pit [Member]
Total	0.3		0.3
US-WY/sand/gravel/stone/Open Pit [Member]
Total		0.9	0.9
US-UT/sand/gravel/stone/Open Pit [Member]
Total		0.4	0.4
US-CO/sand/gravel/stone/Open Pit [Member]
Total		$ 0.2	0.2
Martin Marietta Materials, Inc [Member]
Total	$ 319.4		$ 319.4